UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

ACUITY BRANDS, INC.

Ticker Symbol:AYI	Cusip Number:00508Y102
Record Date: 11/15/2017	Meeting Date: 1/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 01) PETER C. BROWNING, 02) G. DOUGLAS DILLARD JR, 03)RAY M. ROBINSON, 04) NORMAN H. WESLEY, 05) MARY A. WINSTON	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF EY AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
4	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION. MANAGEMENT RECOMMENDS 1 YEAR.	For	Issuer	For	With
5	APPROVAL OF AMENDED AND RESTATED ACUITY BRANDS, INC. 2012 OMNIBUS INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against
6	APPROVAL OF ACUITY BRANDS, INC. 2017 MANAGEMENT CASH INCENTIVE PLAN.	Against	Issuer	For	Against
7	APPROVAL OF STOCKHOLDER PROPOSAL REGARDING ESG REPORTING(IF PROPERLY PRESENTED).	Against	Stockholder	Against	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/15/2017	Meeting Date: 2/13/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF EIGHT BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	APPROVAL OF THE AMENDED AND RESTATED APPLE INC. NON-EMPLOYEE DIRECTOR STOCK PLAN.	Against	Issuer	For	Against
5	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS AMENDMENTS".	Against	Stockholder	Against	With
6	A SHAREHOLDER PROPOSAL ENTITLED "HUMAN RIGHTS COMMITTEE".	Against	Stockholder	Against	With

COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION

Ticker Symbol:CTSH	Cusip Number:192446102
Record Date: 4/9/2018	Meeting Date: 6/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ELEVEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	APPROVE, ON AN ADVSORY (NON-BINDING) BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2018.	For	Issuer	For	With
4	APPROVE AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2004 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
5A	APPROVE A PROPOSAL TO ELIMINATE THE SUPERMAJORITY VOTING REQUIREMENTS IN THE COMPANY'S CERTIFICATE OF INCORPORATION WITH RESPECT TO: AMENDING THE COMPANY'S BY-LAWS;	For	Issuer	For	With
5B	APPROVE A PROPOSAL TO ELIMINATE THE SUPERMAJORITY VOTING REQUIREMENTS IN THE COMPANY'S CERTIFICATE OF INCORPORATION WITH RESPECT TO: REMOVING DIRECTORS; AND	For	Issuer	For	With
5C	APPROVE A PROPOSAL TO ELIMINATE THE SUPERMAJORITY VOTING REQUIREMENTS IN THE COMPANY'S CERTIFICATE OF INCORPORATION WITH RESPECT TO: AMENDING CERTAIN PROVISIONS OF THE COMPANY'S CERTIFICATE OF INCORPORATION.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO PERMIT STOCKHOLDER ACTION WRITTEN CONSENT.	Against	Stockholder	Against	With
7	STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO LOWER THE OWNERSHIP THRESHOLD FOR STOCKHOLDERS TO CALL A SPECIAL MEETING.	Against	Stockholder	Against	With

EDWARDS LIFESCIENCES CORPORATION

Ticker Symbol:EW	Cusip Number:28176E108
Record Date: 3/22/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF EIGHT DIRECTORS.	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS	Against	Issuer	For	Against
3	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
4	ADVISORY VOTE ON A STOCKHOLDER PROPOSAL REGARDING ACTION BY WRITTEN CONSENT	Against	Stockholder	Against	With

FISERV, INC.

Ticker Symbol:FISV	Cusip Number:337738108
Record Date: 3/23/2018	Meeting Date: 5/23/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE AMENDED AND RESTATED FISERV, INC. 2007 OMNIBUS INCENTIVE PLAN.	Against	Issuer	For	Against
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.	Against	Issuer	For	Against
4	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2018.	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO ADOPT A BY-LAW TO PROVIDE FOR EXECUTIVE PAY CONFIDENTIAL VOTING.	Against	Stockholder	Against	With

INTERCONTINENTAL EXCHANGE, INC.

Ticker Symbol:ICE	Cusip Number:45866F104
Record Date: 3/20/2018	Meeting Date: 5/18/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TWELVE DIRECTORS.	For	Issuer	For	With
2	TO APPROVE, BY NON-BINDING VOTE, THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION FOR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	TO APPROVE THE INTERCONTINENTAL EXCHANGE, INC. 2018 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 2018.	For	Issuer	For	With

LKQ CORPORATION

Ticker Symbol:LKQ	Cusip Number:501889208
Record Date: 3/9/2018	Meeting Date: 5/7/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF 9 DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2018.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/27/2018	Meeting Date: 6/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR RICHARD HAYTHORNTHWAITE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR AJAY BANDGA	For	Issuer	For	With
1C	ELECTION OF DIRECTOR SILVIO BARZI	For	Issuer	For	With
1D	ELECTION OF DIRECTOR DAVID R. CARLUCCI	For	Issuer	For	With
1E	ELECTION OF DIRECTOR RICHARD K. DAVIS	For	Issuer	For	With
1F	ELECTION OF DIRECTOR STEVEN J. FREIBERG	For	Issuer	For	With
1G	ELECTION OF DIRECTOR JULIUS GENACHOWSKI	Against	Issuer	For	Against
1H	ELECTION OF DIRECTOR CHOON PHONG GOH	For	Issuer	For	With
1I	ELECTION OF DIRECTOR MERIT E. JANOW	Against	Issuer	For	Against
1J	ELECTION OF DIRECTOR NANCY KARCH	For	Issuer	For	With
1K	ELECTION OF DIRECTOR OKI MATSUMOTO	Against	Issuer	For	Against
1L	ELECTION OF DIRECTOR RIMA QURESHI	For	Issuer	For	With
1M	ELECTION OF DIRECTOR JOSE OCTAVIO REYES LAGUNES	For	Issuer	For	With
1N	ELECTION OF DIRECTOR JACKSON TAI	For	Issuer	For	With
2	ADVISORY APPROVAL OF MASTERCARD'S EXECUTIVE COMPENSATION	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MASTERCARD FOR 2018	For	Issuer	For	With

MIDDLEBY CORPORATION

Ticker Symbol:MIDD	Cusip Number:596278101
Record Date: 3/16/2018	Meeting Date: 5/8/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF SEVEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE CURRENT FISCAL YEAR ENDING DECEMBER 29, 2018	For	Issuer	For	With
3	APPROVAL, BY AN ADVISORY VOTE, OF THE 2017 COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION ("SEC").	Against	Issuer	For	Against
4	STOCKHOLDER PROPOSAL REGARDING ESG REPORTING.	Against	Stockholder	Against	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 9/21/2017	Meeting Date: 7/21/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 01) ALAN B. GRAF, JR, 02) JOHN C. LECHLEITER, 03) MICHELLE A. PELUSO	For	Issuer	For	With
2	TO APPROVE EXECUTIVE COMPENSATION BY AN AVISORY VOTE.	Against	Issuer	For	Against
3	TO APPROVE THE FREQUENCY OF ADVISORY VOTES ON EXECUTIVE COMPENSATION BY AN ADVISORY VOTE. MANAGEMENT RECOMMENDS 1 YEAR.	For	Issuer	For	With
4	TO APPROVE THE NIKE,INC. LONG-TERM INCENTIVE PLAN, AS AMENDED.	Against	Issuer	For	Against
5	TO CONSIDER A SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS DISCLOSURE.	Against	Stockholder	Against	With
6	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 2/28/2018	Meeting Date: 4/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THREE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2018.	For	Issuer	For	With
3	TO APPROVE THE 2018 STOCK INCENTIVE PLAN.	Against	Issuer	For	Against

S&P GLOBAL INC.

Ticker Symbol:SPGI	Cusip Number:78409V104
Record Date: 3/12/2018	Meeting Date: 5/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF 12 DIRECTORS.	For	Issuer	For	With
2	VOTE TO APPROVE, ON AN ADVISORY BASIS, THE EXECUTIVE COMPENSATION PROGRAM FOR THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	VOTE TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018.	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 1/11/2018	Meeting Date: 3/21/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TWELVE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	ADVISORY RESOLUTION TO APPROVE OUR EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2018.	For	Issuer	For	With
4	PROXY ACCESS BYLAW AMENDMENTS.	Against	Stockholder	Against	With
5	REPORT ON SUSTAINABLE PACKAGING.	Against	Stockholder	Against	With
6	REPORT ON PAID FAMILY LEAVE.	Against	Stockholder	Against	With
7	DIVERSITY REPORT.	Against	Stockholder	Against	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 3/5/2018	Meeting Date: 5/2/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

THE HOME DEPOT, INC.

Ticker Symbol:HD	Cusip Number:437076102
Record Date: 3/19/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THIRTEEN DIRECTORS TO BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION ("SAY-ON-PAY")	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL REGARDING SEMI-ANNUAL REPORT ON POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL REGARDING EEO-1 DISCLOSURE	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL TO REDUCE THE THRESHOLD TO CALL SPCIAL SHAREHOLDER MEETINGS TO 10% OF OUTSTANDING SHARES	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL REGARDING AMENDMENT OF COMPENSATION CLAWBACK POLICY	Against	Stockholder	Against	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818108
Record Date: 3/9/2018	Meeting Date: 5/10/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR 2018.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (SAY ON PAY)	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Stockholder	Against	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 3/2/2018	Meeting Date: 4/30/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TWELVE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	APPROVE THE UTC 2018 LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
4	APPOINT PRICEWATERHOUSECOOPERS LLP TO SERVE AS INDEPENDENT AUDITOR FOR 2018.	For	Issuer	For	With
5	SHAREOWNER PROPOSAL: REDUCE THRESHOLD TO CALL SPCIAL MEETING FORM 25% TO 10%.	Against	Stockholder	Against	With

ZEBRA TECHNOLOGIES CORPORATION

Ticker Symbol:ZBRA	Cusip Number:989207105
Record Date: 3/23/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THREE DIRECTORS	For	Issuer	For	With
2	PROPOSAL TO APPROVE, BY NON-BINDING VOTE, COMPENSATION OF NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	PROPOSAL TO APPROVE THE 2018 LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR 2018.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

* Peter J. Lencki

President

Chief Financial Officer

Date: July 5, 2018

*Print the name and title of each signing officer under his or her signature.